Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Marketing and platform service fees paid to Alibaba Group	246,136	351,482	518,299
Logistic service fees paid to Alibaba Group	-	13,052	79,182
Warehousing service revenue generated from Alibaba Group	-	5,105	23,698
Store operation service revenue generated from Ahead	3,606	117	10
Commission fee paid to Ahead	4,285	1,591	666
Logistic service revenue from BCJ	-	-	3,157
Purchase of goods from Pengtai	-	-	13,994
Store operation service revenue generated from Misako	-	-	68

Schedule of Related Party Balances
(b) The Group had the following balances with its related parties:

	As of December 31,
	2017	2018
	RMB	RMB

Amounts due from Alibaba Group	17,611	19,571
Amounts due from Ahead	66,633	11,058
Amounts due from BCJ	4,551	1,573
Amounts due from Misako	-	68
Amounts due to Pengtai	-	13,994